Investment in a Joint Venture (Details) - Schedule of summarized statement of profit or loss of Vibe Music Arabia FZ-LLC - Vibe Music Arabia FZ-LLC [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Investment in a Joint Venture (Details) - Schedule of summarized statement of profit or loss of Vibe Music Arabia FZ-LLC [Line Items]
General and administrative expenses	$ (188,356)
Finance cost	(64)
Total comprehensive loss for the year	(189,420)
Company’s share of loss for the year (50%)	$ (94,210)